Acquisition	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisition
19.
ACQUISITION

In October 2020, the Company entered into a definitive agreement with TTP, an auction platform for used cars in China. Pursuant to the agreement, the Company committed to make an investment in TTP through subscription of preferred shares of TTP for an aggregate purchase price of US$168 million , including (i) the first closing transaction of US$143 million in exchange for 31.48% preferred shares of TTP on an as-converted basis; and (ii) the second closing transaction of US$25 million, in exchange for an additional 4.17% preferred shares of TTP. In addition, the Company also obtained the right to purchase up to US$200 million in total principal amount of convertible bonds (“New Warrant”) to be issued by TTP upon the Company's request.

The first closing transaction was completed on December 31, 2020, which gave the Company 51% voting rights at the shareholders’ level and the right to appoint majority members on TTP’s Board of Directors. Therefore, the Company obtained control over TTP on December 31, 2020. After the first closing, the Company held investments in TTP both in forms of convertible bonds (“CB”) and preferred shares, representing in aggregate 48.87% of TTP’s equity interest on as-converted basis. In April 2021, the Company completed the second closing of its investment in TTP with a cash consideration of US$25 million. In June 2021, the CB and the related accrued interest held by the Company was converted into preferred shares of TTP. After the second closing and the conversion of CB, the Company held 51.00% of TTP’s equity interest.

The acquisition was accounted for as a business combination. The financial position and results of operation of TTP and its subsidiaries were included in the Company’s consolidated financial statements on December 31, 2020. Since the acquisition was effective on the last day of the fiscal year, the impact was immaterial to the results of operations for the year ended December 31, 2020. Total purchase price for the acquisition comprised of:

Amount
RMB
(in thousands)
Total Cash consideration	935,932
Less: consideration for New Warrant	(74,383)
Less: settlement of pre-existing relationship (Revised - Note 1)	(129,571)
Purchase consideration	731,978

The Company made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The purchase price allocation as the date of the acquisition is as follows:

	Amount	Amortization Period
	RMB
	(in thousands)
Intangible assets
- Technologies	202,100	5 years
- Trademarks	106,900	10 years
- Customer relationship	41,300	5 years
- Database	73,500	5 years
Goodwill (Revised -Note 1)	2,437,542
Net liabilities acquired, excluding intangible assets and the related deferred tax liabilities	(861,918)
Deferred tax liabilities	(63,570)
Noncontrolling interests	(147,639)
Convertible redeemable noncontrolling interests (Note 2)	(1,056,237)
	731,978

Note 1: The Company corrected the amount of goodwill, retained earnings in equity, interest and investment income, net by revising the previously issued financial statements as of December 31, 2021 and for the year ended December 31, 2020. The correction involved revising an understatement of loss from settlement of a pre-existing relationship in connection with the TTP acquisition in 2020 resulting in a RMB129.57 million decrease to interest and investment income, net in the consolidated statement of Comprehensive Income for the year ended December 31, 2020, a RMB129.57 million decrease to retained earnings in equity as of December 31, 2021 and a corresponding decrease of RMB129.57 million in goodwill as of December 31, 2021. The following is a summary of the correction to the financial statement accounts:

	For the year ended December 31, 2020			As of December 31, 2021
	As Previously Reported	Correction	As Revised	As Previously Reported	Correction	As Revised
	RMB	RMB	RMB	RMB	RMB	RMB
	(in thousands)
-Interest and investment income, net	521,731	(129,571)	392,160
-Income before income taxes	3,668,512	(129,571)	3,538,941
-Net income	3,407,567	(129,571)	3,277,996
-Goodwill				4,071,391	(129,571)	3,941,820
-Retained earnings				14,940,778	(129,571)	14,811,207

Note 2: TTP had previously issued preferred shares in several series to certain shareholders, which could be redeemed by such shareholders upon the occurrence of certain events. The outcome of these events is not solely within the control of TTP and, therefore, these preferred shares have been accounted for as convertible redeemable noncontrolling interests.

The excess of purchase price over net tangible assets and identifiable intangible assets acquired was recorded as goodwill. Goodwill primarily represents the expected synergies from combining the TTP’s resources and experiences in the used car auction industry with the Company’s current business. The goodwill is not expected to be deductible for tax purposes.